SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Project Assets
	At December 31,
	2014	2015
	$	$

Project assets – Module cost	2,227,804	-
Project assets – Development	5,994,123	51,127
Total	8,221,927	51,127

Schedule of Property, Plant, and Equipment Estimated Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Schedule of Purchase and Selling Transactions
	Years ended December 31,
	2013	2014	2015
	$	$	$
Sell:
Solar wafer	155,869	1,586,980	5,966,841
Solar cell	-	1,976,141	27,557,313
Solar module	1,790,579	14,297,671	28,564,666
Purchase:
Raw material	2,704,839	3,292,306	44,453,562
Solar cell	382,716	11,971,938	32,647,267

Schedule of Warranty Costs

	Years ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance (warranty accrued)	17,163,711	20,129,274	22,417,835
Addition	3,366,686	2,785,113	1,427,340
Claimed	(401,123)	(496,552)	(346,974)
Ending balance	20,129,274	22,417,835	23,498,201

Reconciliation of Allowance for Doubtful Accounts
	Years ended December 31,
	2013	2014	2015
	$	$	$

Opening balance	(63,006,093)	(64,940,205)	(59,049,747)
Addition	(10,337,119)	-	(12,030,757)
Reversal	9,836,790	4,799,411	-
Write-off	-	-	-
Effect of exchange rate
change in foreign currency	(1,433,783)	1,091,047	3,885,531
Ending balance	(64,940,205)	(59,049,747)	(67,194,973)

Schedule of Non-Related Customers Total Revenue
	At December 31,
Name of Customer	2014	2015

Company A	21%	22%

Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share
	Years ended December 31,
	2013	2014	2015
	$	$	$

Outstanding options and restricted shares	297,120	202,310	70,904
Assumed conversion of convertible senior notes	-	-	-
Total	297,120	202,310	70,904

Schedule of Computation of Basic and Diluted Income Per Share
	Years ended December 31,
	2013	2014	2015

Net loss attributable to ordinary shareholders- for the calculation of basic loss per share	$(50,609,081)	$(56,096,366)	$(80,497,296)
Net loss attributable to ordinary shareholders- for the calculation of diluted loss per share	$(50,609,081)	$(56,096,366)	$(80,497,296)
Weighted–average ordinary shares outstanding- for the calculation of basic loss per share	255,102,003	267,287,253	267,287,253
Weighted–average ordinary shares outstanding- for the calculation of diluted loss per share	255,102,003	267,287,253	267,287,253
Net loss per share:
Basic	$(0.20)	$(0.21)	$(0.30)

Diluted	$(0.20)	$(0.21)	$(0.30)